Equity (Policies)	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Forfeitures
On April 1, 2017, we made an accounting policy election to account for actual forfeitures, rather than estimate forfeitures each period (as previously required). As a result, the cumulative effect adjustment, which represents the differential between the amount of compensation expense previously recorded and the amount that would have been recorded without assuming forfeitures, had no impact on our consolidated financial statements.

Service Awards
Service Awards are valued at the closing price as of the grant date less the present value of the expected distribution stream over the vesting period using a risk-free interest rate. We record the expense for each Service Award on a straight-line basis over the requisite period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award), ensuring that the amount of compensation cost recognized at any date at least equals the portion of the grant-date value of the award that is vested at that date.

In December 2017, the compensation committee of the board of directors of our general partner decided that the vesting of all future grants would be split so that half of the award will vest in February and the other half will vest in November instead of the entire grant vesting in July, which was the month the units generally vested. In addition, employees with unvested Service Awards were given an option to switch the vesting of their outstanding Service Awards and split the awards to vest in February and November or keep the vesting in July. For example, if an employee elected to change the vesting of their outstanding Service Awards, an award that was originally scheduled to vest in July 2018 would now be split so that half of the award will vest in February 2018 and the other half in November 2018. The Service Awards of individuals that elected to split the vesting are considered to be modified. The impact of the modification was not material to the current or future unit based compensation expense.

Performance Awards
The fair value of the Performance Awards is estimated using a Monte Carlo simulation at the grant date. The significant inputs used to calculate the fair value of these awards include (i) the price per our common units at the grant date and the beginning of the performance period, (ii) a compounded risk-free interest rate, (iii) our compounded dividend yield, (iv) our historical volatility, (v) the volatility and correlations of our peers and (vi) the remaining performance period. We record the expense for each of the tranches of the Performance Awards on a straight-line basis over the period beginning with the grant date and ending with the vesting date of the tranche. Any Performance Awards that do not become earned Performance Awards will terminate, expire and otherwise be forfeited by the participants.